The Fair Value Option	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Fair Value Disclosures [Abstract]
The Fair Value Option

10. The Fair Value Option

The Company has elected to measure certain long-term loans and written loan commitments at fair value to assist in managing the interest rate risk for longer-term loans. This fair value option was elected upon the origination of these loans. Interest income is recognized in the same manner as interest on non-fair value loans.

See Note 17 for additional disclosures regarding the fair value of the fair value option loans and written loan commitments.

Long-term loans and written loan commitments for which the fair value option has been elected had a net favorable difference between the aggregate fair value and the aggregate unpaid loan principal balance and written loan commitment amount of approximately $43.3 million and $7.1 million at March 31, 2015 and September 30, 2014, respectively. The total unpaid principal balance of these long-term loans was approximately $1,017.3 million and $978.3 million at March 31, 2015 and September 30, 2014, respectively. The fair value of these loans and written loan commitments is included in total loans in the consolidated balance sheets and are grouped with commercial non real estate, commercial real estate, and agricultural loans in Note 5. The fair value of these written loan commitments was not material at March 31, 2015 and September 30, 2014, respectively. None of the noted loans were greater than 90 days past due or in nonaccrual status as of March 31, 2015 or September 30, 2014.

Changes in fair value for items for which the fair value option has been elected and the line items in which these changes are reported are as follows for the three and six months ended March 31, 2015 and 2014 (in thousands):

	For the Three Months Ended				For the Six Months Ended
	March 31, 2015		March 31, 2014		March 31, 2015		March 31, 2014
	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value
Long-term loans and written loan commitments	$15,208	$15,208	$8,730	$8,730	$32,308	$32,308	$(380)	$(380)

For long-term loans and written loan commitments, $(1.2) million and $0.7 million for the three months ended March 31, 2015 and 2014, respectively, and $0.5 million and $0.7 million for the six months ended March 31, 2015 and 2014, respectively of the total change in fair value is attributable to changes in specific credit risk. The gains or losses attributable to changes in instrument-specific credit risk were determined based on an assessment of existing market conditions and credit quality of the underlying loan for the specific portfolio of loans.

10. The Fair Value Option

The Company has elected to measure certain long-term loans and written loan commitments at fair value to assist in managing the interest rate risk for longer-term loans. This fair value option was elected upon the origination of these loans. Interest income is recognized in the same manner as interest on non-fair value loans.

See Note 22 for additional disclosures regarding the fair value of the fair value option loans and written loan commitments.

Long-term loans and written loan commitments for which the fair value option has been elected had a net favorable difference between the aggregate fair value and the aggregate unpaid loan principal balance and written loan commitment amount of approximately $7.07 million and a net unfavorable amount of approximately $4.83 million at September 30, 2014 and 2013, respectively. The total unpaid principal balance of these long-term loans was approximately $978.34 million and $846.69 million at September 30, 2014 and 2013, respectively. The fair value of these loans and written loan commitments is included in total loans in the consolidated balance sheets and are grouped with commercial non real estate, commercial real estate, and agricultural loans in Note 4. The fair value of these written loan commitments was not material at September 30, 2014 and 2013, respectively. None of the noted loans were greater than 90 days past due or in nonaccrual status as of September 30, 2014 or 2013.

Changes in fair value for items for which the fair value option has been elected and the line items in which these changes are reported are as follows for the years ended September 30, 2014, 2013 and 2012 (in thousands):

	2014		2013		2012
	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value	Noninterest Income	Total Changes in Fair Value
Long-term loans and written loan commitments	$11,904	$11,904	$(41,160)	$(41,160)	$15,093	$15,093

For long-term loans and written loan commitments at September 30, 2014, 2013 and 2012, approximately $(0.02) million, $(0.85) million and $(4.27) million, respectively, of the total change in fair value is attributable to changes in specific credit risk. The gains or losses attributable to changes in instrument-specific credit risk were determined based on an assessment of existing market conditions and credit quality of the underlying loan for the specific portfolio of loans.